Share-Based Payments	12 Months Ended
Jun. 30, 2026
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS
7.	SHARE-BASED PAYMENTS

a)	Option Plan Details
On March 24, 2017, and as amended on November 20, 2020, the Company’s shareholders approved: (i) the adoption of a new stock option plan (the “Plan”) pursuant to which the Company’s Board of Directors may, from time to time, in its discretion and in accordance with applicable regulatory requirements, grant to directors, officers, employees and consultants of the Company, non-transferable options to purchase Common Shares, provided that the number of Common Shares reserved for issuance will not exceed twenty percent (20%) of the issued and outstanding Common Shares at the date the options are granted (on a non-diluted and rolling basis); and (ii) the application of the Plan to all outstanding stock options of the Company that were granted prior to March 24, 2017 under the terms of the Company’s previous stock option plan. On December 18, 2024 and December 19, 2023, the Company’s Board of Directors approved the reservation of an additional 60,000 and 35,000 Common Shares under the Plan, respectively.
As of June 30, 2026 and June 30, 2025, there were 235,667 and 41,278 stock options immediately available for future allocation pursuant to applicable regulatory requirements. The maximum number of options issuable under the terms of the Plan equates to 20% of the then issued and outstanding shares. The option price under each option shall not be less than the closing price on the day prior to the date of grant. All options vest upon terms as set by the Board of Directors, either over time, up to 36 months, or upon the achievement of certain corporate milestones.

On December 17, 2025, the Company additionally issued 7,000 options to members of the Company’s Board of Directors pursuant to the Plan. The options have an exercise price of $2.10 with a term of five years. The options vest on the earlier of (i) December 17, 2025 or (ii) immediately prior to the next Annual General Meeting.
On December 19, 2025, the Company issued 124,150 options to its employees and consultants pursuant to the Plan. The options have an exercise price of $1.29 with a term of 5 years. The options vest in equal installments monthly over three years.
On December 19, 2025, the Company additionally issued 7,000 options to members of the Company’s Board of Directors pursuant to the Plan. The options have an exercise price of $1.29 with a term of five years. The options vest on the earlier of (i) December 19, 2026 or (ii) immediately prior to the next Annual General Meeting.
On December 20, 2024, the Company granted 28,700 stock options to its employees and external directors. The options have an exercise price of $4.14 with a term of five years. The options vest in equal installments monthly over three years.
The assumptions used in the Black-Scholes model during the years ended June 30, 2026 and 2025, are set forth in the table immediately below:

June 30, 2026
Exercise price	$1.29 – 2.10
Risk-free interest rate	3.46-3.53%
Volatility	122.59% – 124.70%
Expected life (years)	3.34 – 3.35
Dividend yield	$0%

June 30, 2025
Exercise price	$4.14
Risk-free interest rate	4.28%
Volatility	125%
Expected life (years)	3.6
Dividend yield	$0%
The following is a summary of changes in outstanding options from July 1, 2024 to June 30, 2026:

	Number	Weighted Average Exercise Price
Balance as at July 1, 2024	33,722	$56.69
Granted	28,700	4.14
Expired/Forfeited	(1,012)	70.43

Balance as at June 30, 2025	61,410	$32.53
Granted	138,150	1.33
Expired/Forfeited	(32,539)	25.82

Balance as at June 30, 2026	167,021	$7.86

June 30, 2025:
Vested and exercisable	23,844	$75.35
Unvested	37,566	$5.34
June 30, 2026:
Vested and exercisable	60,811	$18.46
Unvested	106,210	$1.80

Total expenses arising from share-based payment transactions recognized during the years ended June 30, 2026 and 2025, were $106,866 and $119,307, respectively, of which $70,382 and $71,280, respectively, was allocated to general and administrative expenses, $35,060 and $46,637, respectively, was allocated to research and development expenses, and $1,424 and $1,391, respectively, was allocated to Cost of Goods sold.
Unrecognized compensation cost at June 30, 2026, related to unvested options was $68,307 which will be recognized over a weighted-average vesting period of approximately 1.30years.